 BGFLX-P1 04/26

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
SUPPLEMENT DATED APRIL 17, 2026,
TO THE SUMMARY PROSPECTUS, PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
DATED MAY 1, 2025, OF
BRANDYWINEGLOBAL – FLEXIBLE BOND FUND (THE “FUND”)

Effective September 30, 2026, the following supersedes any and all disclosure to the contrary in the Fund’s Summary Prospectus, Prospectus and SAI:

The portfolio managers primarily responsible for the day-to-day management of the fund are Michael Arno, CFA, Tracy Chen, CFA, CAIA, Brian L. Kloss, JD, CPA, Renato Latini, CFA and Anujeet Sareen, CFA.

Please retain this supplement for future reference.